Financial Assets - Summary of Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	¥ 1,080	¥ 761	¥ 0	[1]
Other non-current financial assets (FVPL)	103	111
Available-for-sale financial assets	0		622	[1]
Other financial assets	440		0	[1]
Non listed shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	234	224
Other non-current financial assets (FVPL)	32	26
Non-tradable shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	846	537
Available-for-sale financial assets			537
Listed shares [member]
Disclosure of financial assets [line items]
Other non-current financial assets (FVPL)	¥ 71	¥ 85
Available-for-sale financial assets			85
Unlisted equity securities [member]
Disclosure of financial assets [line items]
Other investments in equity securities			¥ 103

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).